UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21153

        Nuveen Maryland Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI)
August 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 3.3%

$2,835	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 2,570,239
	2002, 5.375%, 5/15/33

	Education and Civic Organizations - 15.3%

225	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project,	9/12 at 102.00	A3	235,118
	Series 2002, 5.125%, 9/01/22

690	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series	4/14 at 100.00	A+	707,305
	2004, 5.250%, 4/01/34

130	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University	7/11 at 101.00	A	136,364
	Village, Series 2001, 6.000%, 7/01/33 - ACA Insured

1,250	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland -	10/13 at 100.00	Baa3	1,299,938
	Baltimore, Series 2003A, 5.625%, 10/01/23

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/12 at 100.00	AA	1,020,720
	University, Series 2002A, 5.000%, 7/01/32

625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series	7/14 at 100.00	A-	630,438
	2004, 5.125%, 7/01/34

1,500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/13 at 100.00	AAA	1,543,065
	Auxiliary Facilities, Series 2003A, 5.000%, 7/01/32 - FGIC Insured

985	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2001B, 4.625%,	4/11 at 100.00	AA	1,005,133
	4/01/21

	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2002A:
1,000	5.000%, 4/01/09	No Opt. Call	AA	1,103,270
2,000	5.125%, 4/01/22	4/12 at 100.00	AA	2,113,300

	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A:
1,000	5.000%, 4/01/15	4/13 at 100.00	AA	1,096,750
1,000	5.000%, 4/01/19	4/13 at 100.00	AA	1,070,890

	Healthcare - 16.0%

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Medical	7/08 at 101.00	AAA	1,023,910
	Center, Series 1998, 5.125%, 7/01/33 - FSA Insured

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Hospital,	5/11 at 100.00	AA-	1,030,350
	Series 2001, 5.000%, 5/15/21

650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center,	7/11 at 100.00	A-	661,369
	Series 2001, 5.625%, 7/01/31

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	1,002,740
	Medical Center, Series 2001, 5.000%, 7/01/34

1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General	7/12 at 100.00	Baa1	1,289,463
	Hospital, Series 2002, 5.800%, 7/01/32

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	A3	1,010,270
	Hospital, Series 2002, 5.125%, 7/01/35

1,845	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil	7/12 at 100.00	A3	1,914,612
	County, Series 2002, 5.625%, 7/01/32

775	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Adventist	1/13 at 101.00	Baa1	787,516
	Healthcare, Series 2003A, 5.750%, 1/01/25

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa2	1,004,430
	Institute, Series 2003, 5.500%, 7/01/33

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Medstar Health, Series	8/14 at 100.00	BBB	504,205
	2004, 5.375%, 8/15/24

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health
	System, Series 2004A:
165	4.750%, 7/01/28	7/14 at 100.00	A	158,948
725	5.125%, 7/01/34	7/14 at 100.00	A	731,308

775	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A2	790,213
	Hospital, Series 2004, 5.500%, 7/01/36

800	Prince George's County, Maryland, Revenue Refunding and Project Bonds, Dimensions Health	1/05 at 102.00	B3	615,648
	Corporation, Series 1994, 5.300%, 7/01/24

	Housing/Multifamily - 12.4%

1,000	Maryland Community Development Administration, Housing Revenue Bonds, Series 2002B, 4.950%,	7/12 at 100.00	Aa2	999,180
	7/01/32 (Alternative Minimum Tax)

	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development
	Bonds, Series 2002B:
515	5.100%, 7/01/33 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	519,300
3,000	5.200%, 7/01/44 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	3,034,980

4,860	Prince George's County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Bonds,	11/12 at 100.00	AAA	5,134,055
	Fairview and Hillside Projects, Series 2002A, 4.700%, 11/20/22

	Industrials - 1.3%

1,000	Northeast Maryland Waste Disposal Authority, Resource Recovery Revenue Bonds, Baltimore RESCO	1/09 at 101.00	BBB	1,015,470
	Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)

	Long-Term Care - 0.3%

265	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington Episcopal	4/11 at 101.00	N/R	214,035
	Life, Series 2001A, 6.750%, 4/01/23

15	Prince George's County, Maryland, Revenue Bonds, Collington Episcopal Life Care Community Inc.,	4/06 at 100.00	N/R	12,057
	Series 1994A, 5.625%, 4/01/09

	Tax Obligation/General - 30.9%

1,000	Annapolis, Maryland, General Obligation Public Improvement Refunding Bonds, Series 2002, 4.375%,	4/12 at 101.00	AA	1,037,250
	4/01/17

10	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated Improvements, Series 1999,	5/09 at 101.00	AA+	10,734
	5.000%, 5/15/19

1,000	Anne Arundel County, Maryland, General Obligation Bonds, Series 2003, 5.000%, 3/01/13	No Opt. Call	AA+	1,118,190

1,000	Calvert County, Maryland, General Obligation Public Improvement Bonds, Series 2002, 4.500%,	1/12 at 101.00	AA	1,051,650
	1/01/16

1,260	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2002,	1/12 at 101.00	AA	1,320,115
	4.400%, 1/15/16

	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002:
1,830	5.000%, 11/01/20	11/12 at 101.00	AA	1,963,608
2,035	5.000%, 11/01/21	11/12 at 101.00	AA	2,170,409
2,500	5.000%, 11/01/22	11/12 at 101.00	AA	2,650,275

100	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 1999, 5.250%,	7/09 at 101.00	AA	111,183
	7/01/17

245	Frederick County, Maryland, Special Obligation Bonds, Villages of Lake Linganore Community	7/10 at 102.00	AA	270,563
	Development Authority, Series 2001A, 5.600%, 7/01/20 - RAAI Insured

1,000	Maryland National Capital Park and Planning Commission, Prince George's County, General Obligation	1/14 at 100.00	AA	1,093,420
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17

2,000	Maryland, General Obligation Bonds, State and Local Facilities Loan, Series 2002B, 5.250%,	No Opt. Call	AAA	2,251,600
	2/01/10

2,000	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series	2/12 at 101.00	AAA	2,142,780
	2002A, 5.000%, 2/01/20

1,000	Montgomery County, Maryland, General Obligation Refunding Bonds, Consolidated Public Improvement,	No Opt. Call	AAA	1,140,000
	Series 2002A, 5.250%, 11/01/11

3,500	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	9/12 at 101.00	AA	3,512,145
	2002, 4.300%, 9/15/21

1,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	10/13 at 100.00	AA	1,091,020
	2003A, 5.000%, 10/01/17

1,000	St. Mary's County, Maryland, General Obligation Hospital Bonds, Series 2002, 5.000%, 10/01/12	No Opt. Call	AA-	1,120,480

	Tax Obligation/Limited - 36.3%

530	Baltimore, Maryland, Convention Center Revenue Refunding Bonds, Series 1998, 5.000%, 9/01/19 -	9/08 at 102.00	AAA	566,973
	MBIA Insured

1,000	Baltimore Board of School Commissioners, Maryland, City Public School System Revenue Bonds, Series	5/13 at 100.00	AA+	1,099,090
	2003A, 5.000%, 5/01/15

450	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	452,840
	5.750%, 7/01/34

5,000	Maryland Department of Transportation, County Transportation Revenue Bonds, Series 2002, 5.500%,	No Opt. Call	AA	5,824,100
	2/01/16

1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	No Opt. Call	AA	1,119,030
	5.000%, 5/01/13

2,200	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	2,257,684
	Headquarters Building, Series 2002, 4.750%, 6/01/22

2,935	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Wayne Avenue	9/12 at 100.00	AA+	3,257,410
	Parking Project, Series 2002A, 5.250%, 9/15/16

	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center Facilities,
	Series 2003:
1,465	5.000%, 6/15/21	6/13 at 100.00	AA+	1,546,439
1,620	5.000%, 6/15/23	6/13 at 100.00	AA+	1,689,514

700	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003AA, 5.500%,	No Opt. Call	AAA	820,449
	7/01/19 - MBIA Insured

3,500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 1997A, 5.000%,	1/08 at 101.00	AAA	3,576,965
	7/01/28 - AMBAC Insured

	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds,
	Series 2002G:
1,000	5.250%, 7/01/17	7/12 at 100.00	A-	1,079,110
1,205	5.250%, 7/01/20	7/12 at 100.00	A-	1,280,373
1,275	5.250%, 7/01/21	7/12 at 100.00	A-	1,346,081

1,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%,	No Opt. Call	AAA	1,094,250
	6/01/24 - AMBAC Insured

235	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%,	2/12 at 100.00	BBB+	246,947
	8/01/29

25	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General	6/11 at 101.00	AAA	26,956
	Obligation Construction Bonds, Second Series 2001, 5.000%, 6/01/17

1,000	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, Water	6/08 at 102.00	AAA	1,092,130
	Supply Bonds, Series 1998, 5.000%, 6/01/15

	Transportation - 1.4%

1,000	District of Columbia Metropolitan Area Transit Authority, Gross Revenue Bonds, Series 2003,	No Opt. Call	AAA	1,117,130
	5.000%, 1/01/12 - MBIA Insured

	U.S. Guaranteed*** - 18.3%

1,000	Anne Arundel County, Maryland, Special Obligation Bonds, Arundel Mills Project, Series 1999,	7/09 at 102.00	AAA	1,211,980
	7.100%, 7/01/29 (Pre-refunded to 7/01/09)

2,115	Baltimore County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2002,	8/12 at 100.00	AAA	2,401,477
	5.250%, 8/01/17 (Pre-refunded to 8/01/12)

1,210	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2001A, 4.750%, 2/15/19	2/09 at 101.00	AAA	1,329,282
	(Pre-refunded to 2/15/09)

1,215	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2003A, 5.000%,	8/12 at 100.00	AAA	1,358,917
	8/15/15 (Pre-refunded to 8/15/12)

700	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects,	No Opt. Call	AAA	837,424
	First Series 1978, 6.800%, 7/01/16

880	Puerto Rico, Public Improvement General Obligation Refunding Bonds, Series 2001, 5.125%, 7/01/30	7/11 at 100.00	AAA	990,959
	(Pre-refunded to 7/01/11) - FSA Insured

5,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	5,391,400
	10/01/40

700	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%,	2/12 at 100.00	BBB+***	795,529
	8/01/29 (Pre-refunded to 2/01/12)

	Utilities - 7.0%

1,250	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/05 at 102.00	N/R	1,280,600
	7.400%, 9/01/19 (Alternative Minimum Tax)

4,025	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA	7/10 at 101.00	AAA	4,221,138
	Insured

	Water and Sewer - 3.4%

2,570	Baltimore, Maryland, Revenue Refunding Bonds, Wastewater Projects, Series 2002A, 5.125%, 7/01/42 -	7/12 at 100.00	AAA	2,633,607
	FGIC Insured

$107,665	Total Long-Term Investments (cost $111,587,648) - 145.9%			113,987,795

	Other Assets Less Liabilities - 4.0%			3,154,458

	Preferred Shares, at Liquidation Value - (49.9)%			(39,000,000)

	Net Assets Applicable to Common Shares - 100%			$ 78,142,253

Forward Swap Contracts outstanding at August 31, 2004:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with Morgan Stanley dated August 4, 2004,
to pay semi-annually the notional amount multiplied by
5.660% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR.	$2,600,000	2/16/05	2/16/35	$(128,914)

Agreement with Morgan Stanley dated August 5, 2004,
to pay quarterly the notional amount multiplied by 4.337%
(annualized) and receive quarterly the notional amount
multiplied by the daily arithmetic average of the weekly
BMA Municipal Swap Index for the quarter.	1,400,000	12/09/04	12/09/24	(44,302)

Agreement with Morgan Stanley dated August 10, 2004,
to pay semi-annually the notional amount multiplied by
5.489% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR.	1,800,000	1/14/05	1/14/35	(39,250)

				$(212,466)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common
	shares.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payments
	on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S.
	Government agency securities which ensures the timely payment of principal and interest. Such
	securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At August 31, 2004, the cost of investments was $111,579,683.

	Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$2,750,074
	Depreciation	(341,962)

	Net unrealized appreciation of investments	$2,408,112

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Maryland Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         10/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         10/29/04

* Print the name and title of each signing officer under his or her signature.